Related party transactions - Narrative (Details)			12 Months Ended
	May 01, 2021 shares	Jul. 19, 2019 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jan. 25, 2021 shares	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees | $			$ 400,000	$ 300,000	$ 200,000
Immediate Family Member Of Chief Executive Officer
Disclosure of transactions between related parties [line items]
Monthly lease payment to related party | $							$ 4,500
Beneficial Owner
Disclosure of transactions between related parties [line items]
Fees payable to related party, maximum (in shares)	12,000
Fees payable to related party, (in shares)	1,000
Director Of Li-Cycle
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares)						2,000
Atria Limited
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares)						8,000
Pella Ventures
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares)						2,000
Anthony Tse | Director
Disclosure of transactions between related parties [line items]
Professional fees, monthly payment | $		$ 4,700
Atria Limited | Beneficial Owner
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity by related party	5.00%